Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	9/30/2012

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Richard C. Young & Co., Ltd.
Address:	98 William Street
		Newport, RI 02840

Form 13F File Number:	028-12215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Stack
Title:		Senior Vice President
Phone:		4018492137

Report Type

[x]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

Form 13F Summary Page

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	437,448 (x$1,000)

List of Other Included Managers:	None.

NAME ISS			TIT OF CL	CUS          	VAL x$1000	SHS 		INV DIS	OT MAN	VOT

ABB LTD				SPONSORED ADR	000375204	5,504		294,315(SH)	SLE	NO	NO
AT&T INC			COM		00206R102	6,530		173,221 (SH)	SLE	NO	NO
ATMOS ENERGY CORP		COM		049560105	6,730		188,046(SH)	SLE	NO	NO
BANK OF NEW YORK MELLON CORP	COM		064058100	604		26,717 (SH)	SLE	NO	NO
BANK NOVA SCOTIA HALIFAX	COM		064149107	4,552		83,030 (SH)	SLE	NO	NO
BLACK HILLS CORP		COM		092113109	3,268		91,864 (SH)	SLE	NO	NO
BLACKROCK ENHANCED DIV ACHV	COM		09251A104       7,406		979,678(SH)	SLE	NO	NO
BLACKROCK ENH CAP & INC FD I	COM		09256A109	5,381		411,720(SH)	SLE	NO	NO
BRITISH AMERN TOB PLC		SPONSORED ADR	110448107	4,621		45,020(SH)	SLE	NO	NO
BUCKEYE PRTN LP 		UNT LTD PRTN	118230101	1,535		32,005(SH)	SLE	NO	NO
CLOROX CO DEL			DEL		189054109	465		6,459 (SH)	SLE	NO	NO
COCA COLA CO			COM		191216100	6,455		170,193(SH)	SLE	NO	NO
COLGATE PALMOLIVE CO		COM		194162103	2,567		23,940(SH)	SLE	NO	NO
COMPANHIA ENERGETICA DE MINA	SP ADR 		204409601	4,164		343,564(SH)	SLE	NO	NO
CURRENCYSHARES SWEDISH KRONA	SWEDISH KRONA	23129R108	1,597		10,521(SH)	SLE	NO	NO
DIAGEO PLC			SPON ADR NEW	25243Q205	6,741		59,795(SH)	SLE	NO	NO
DUKE ENERGY CORP NEW		COM		26441C105	6,418		99,058(SH)	SLE	NO	NO
ENCANA CORP			COM		292505104	4,483		204,529(SH)	SLE	NO	NO
FIRST TR ISE REVERE NAT GAS	COM		33734J102	11,252		647,057(SH)	SLE	NO	NO
HEINZ H J CO			COM		423074103	5,136		91,798(SH)	SLE	NO	NO
ISHARES SILVER TRUST		ISHARES		46428Q109	4,896		146,245(SH)	SLE	NO	NO
ISHARES INC			MSCI CDA INDEX	464286509	21,968		771,071(SH)	SLE	NO	NO
ISHARES INC			MSCI SWITZERLD	464286749	12,040		489,623(SH)	SLE	NO	NO
ISHARES INC			MSCI SWEDEN	464286756	18,756		663,698(SH)	SLE	NO	NO
ISHARES TR			S&P NA NAT RES	464287374	242		6,125(SH)	SLE	NO	NO
JOHNSON & JOHNSON		COM		478160104	6,298		 91,393(SH)	SLE	NO	NO
KELLOGG CO			COM		487836108	507		9,822 (SH)	SLE	NO	NO
KIMBERLY CLARK CORP		COM		494368103	7,708		89,853(SH)	SLE	NO	NO
KINDER MORGAN ENRGY PRTN	UT LTD PRTN	494550106	401		 4,855(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		AGRIBUS ETF	57060U605	8,722		168,421(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	6,529		159,826(SH)	SLE	NO	NO
NEXTERA ENERGY INC		COM		65339F101	6,493		92,328(SH)	SLE	NO	NO
NORFOLK SOUTHERN CORP		COM		655844108	508		7,978 (SH)	SLE	NO	NO
NORTHWEST NAT GAS CO		COM		667655104	5,039		102,326(SH)	SLE	NO	NO
NUSTAR ENERGY LP		UNIT COM	67058H102	2,648		52,049(SH)	SLE	NO	NO
PEMBINA PIPELINE CORP		COM		706327103	5,321		189,358(SH)	SLE	NO	NO
PEPSICO INC			COM		713448108	2,722		 38,463(SH)	SLE	NO	NO
PHILIP MORRIS INTL INC		COM		718172109	5,133		57,067(SH)	SLE	NO	NO
PLUM CREEK TIMBER CO INC	COM		729251108	4,635		 105,735(SH)	SLE	NO	NO
PROCTER & GAMBLE CO		COM		742718109	5,407		77,952(SH)	SLE	NO	NO
PROSHARES TR			PSHS ULSHT 7-10Y74347R313	13,574		492,883(SH)	SLE	NO	NO
RAYONIER INC			COM		754907103	4,504		 91,896(SH)	SLE	NO	NO
SPDR GOLD TRUST			GOLD SHS	78463V107	71,790		 417,650(SH)	SLE	NO	NO
SPDR SERIES TRUST		BRCLYS YLD ETF	78464A417	23,039		572,961(SH)	SLE	NO	NO
SPDR DOW JONES INDL AVRG ETF	UT SER 1	78467X109	40,276		300,455(SH)	SLE	NO	NO
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	6,347		174,414(SH)	SLE	NO	NO
SOUTHERN CO			COM		842587107	284		6,171 (SH)	SLE	NO	NO
STATOIL ASA			SPONSORED ADR	85771P102	6,138		237,993(SH)	SLE	NO	NO
TC PIPELINES LP			UT COM LTD PRT	87233Q108	3,304		73,169(SH)	SLE	NO	NO
UNILEVER PLC ADR		SPON ADR NEW	904767704	6,965		190,718(SH)	SLE	NO	NO
VANGUARD WORLD FDS		CONSUM STP ETF	92204A207	16,630		181,594(SH)	SLE	NO	NO
VECTREN CORP			COM		92240G101	5,202		181,888(SH)	SLE	NO	NO
VERIZON COMMUNICATIONS INC	COM		92343V104	7,318		160,581(SH)	SLE	NO	NO
VODAPHONE GROUP PLC NEW		SPONS ADR NEW	92857W209	5,259		184,519(SH)	SLE	NO	NO
XCEL ENERGY INC			COM		98389B100	5,436		196,171(SH)	SLE	NO	NO